T. ROWE PRICE Virginia Tax-Free Bond Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
DISTRICT OF COLUMBIA  12.8%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,440
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,151
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) 10,000 10,117
Metropolitan Washington Airports Auth., 5.00%, 10/1/47 (1) 1,630 1,635
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/34 (1) 1,000 1,005
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/35 (1) 1,600 1,608
Metropolitan Washington Airports Auth., Series 2020A, 5.00%,
10/1/34 (1) 2,870 3,053
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,938
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/39 (1) 5,445 5,374
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 4,415 4,289
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 2,010 2,025
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,141
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (1) 1,675 1,788
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 6,000 6,110
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 1,973
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 10,940 11,188
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/50 (1) 3,460 3,527
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,468
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 5,630 5,993
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 6,135 6,307
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/44 (1) 3,300 3,655
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/45 (1) 3,530 3,877
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/54 (1) 7,400 7,767

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/55 (1) 1,000 1,059
Metropolitan Washington Airports Auth., Airport System
Revenue, Series A, 5.00%, 10/1/40 (1) 1,635 1,689
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (2) 4,010 2,811
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,040
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,038
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,068
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  4,250 4,388
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 3.00%, 10/1/50 (2) 3,385 2,478
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
4.00%, 10/1/52 (2) 7,160 6,296
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
5.00%, 10/1/44  28,225 28,943
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series B,
6.50%, 10/1/44  2,375 2,510
Metropolitan Washington Airports Auth., Dulles Toll Road,
Senior Lien, Series B, Zero Coupon, 10/1/33 (2) 200 154
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,655 3,707
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  4,000 4,060
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  2,950 3,140
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Series A, 5.50%, 7/15/51  5,550 5,917
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 4.375%, 7/15/59  1,275 1,227
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  1,450 1,512
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/43  6,705 7,136
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  10,000 10,439
191,041
PUERTO RICO  5.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (3) 5,694 3,929

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, GO, VR, 11/1/51 (3) 4,535 3,186
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 2,639
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,221
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,145 3,150
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,378 2,348
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,063 2,095
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,035
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (5)(6) 30 22
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (5)(6) 2,775 2,053
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (5)(6) 1,430 1,069
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (5)
(6) 365 268
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (5)
(6) 1,100 809
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (5)(6) 50 37
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (5)(6) 105 77
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (5)(6) 115 85
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (5)
(6) 150 110
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (5)
(6) 525 386
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (5)
(6) 600 441
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (5)
(6) 195 143
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (5)
(6) 240 176
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (5)
(6) 30 22
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (5)
(6) 1,420 1,044
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (5)
(6) 145 107
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (5)
(6) 125 92
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (5)
(6) 55 40

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (5)
(6) 145 107
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (5)
(6) 115 85
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (5)
(6) 35 26
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (5)
(6) 65 48
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (5)
(6) 630 463
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (5)
(6) 50 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (5)
(6) 550 404
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (5)
(6) 140 103
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (5)
(6) 50 37
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  5,719 5,730
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,203 14,619
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,776 4,710
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  15,572 15,505
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,715 3,460
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 3,173
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  1,500 1,503
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  1,500 1,442
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 967
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  2,500 2,492
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  2,058 2,051
85,546
VIRGINIA  80.6%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/42  5,450 5,897

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,544
Albemarle County Economic Dev. Auth., Sentara Martha
Jefferson Hosp., Series B, VRDN, 2.80%, 10/1/48  435 435
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/35  1,365 1,404
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/42  1,000 993
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/49  5,600 5,111
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, Series B, 4.00%, 6/1/54  4,785 4,234
Alexandria, GO, 4.00%, 12/15/41  5,305 5,416
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 3,794
Alexandria, Series A, GO, 3.00%, 7/15/46  7,285 5,773
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 265
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,500
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40  515 515
Alexandria IDA, Episcopal High School, Series C, 3.00%,
1/1/51  6,285 4,534
Alexandria Redev. & Housing Auth., Columbus St. Block 4,
VRDN, 3.20%, 12/1/54 (Tender 6/1/27)  1,625 1,626
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 2,118
Arlington County, GO, 5.00%, 6/15/39  7,000 7,653
Arlington County IDA, Barcroft-Charlie, VRDN, 3.10%, 12/1/55
(Tender 2/1/27)  1,700 1,700
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  15,405 13,049
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  11,810 11,227
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  665 694
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 801
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (2) 10,200 8,851
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,734
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 700
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,255 1,257
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,175 2,177
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/41 (2) 500 500
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/46  6,100 6,100
Chesapeake Expressway Toll Road, 5.00%, 7/15/44 (2) 4,330 4,692
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  4,875 4,984
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/26  100 100

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/39  1,345 1,491
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  8,000 8,357
Chesterfield County Health Center Commission, 5.00%, 7/1/36  1,175 1,208
Chesterfield County Health Center Commission, 5.25%, 7/1/41  1,225 1,248
Chesterfield County Health Center Commission, 6.00%, 7/1/48  2,600 2,652
Culpeper County Economic Dev. Auth., Culpeper County
School Projects, 5.00%, 6/1/44  4,685 5,107
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,745
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  10,500 10,612
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/47  3,900 3,925
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,405 5,279
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  12,155 11,892
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  3,000 2,854
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37  525 573
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 9,208
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,438
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,285
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,490
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,178
Fairfax County Sewer, 5.00%, 7/15/44  5,900 5,979
Fairfax County Sewer, Series A, 5.00%, 7/15/46  12,390 12,970
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,767
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,268
Fairfax County Water Auth., 5.00%, 4/1/46  5,000 5,041
Falls Church, Series B, GO, 3.00%, 7/15/44  4,875 4,190
Falls Church, Series B, GO, 3.00%, 7/15/45  3,000 2,526
Falls Church, Series B, GO, 3.00%, 7/15/48  16,015 12,541
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 21,500 22,554
Franklin County IDA, 5.00%, 10/15/30  3,500 3,608
Front Royal & Warren County IDA, Valley Health System,
4.00%, 1/1/50  3,440 3,052
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  2,750 2,771
Hampton Roads Sanitation Dist., Series B, 5.00%, 7/1/42  3,850 4,226

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  15,820 16,097
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,640 2,403
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/57  2,250 2,043
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  3,485 3,577
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  1,000 1,046
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  8,000 8,243
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,860 7,038
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.25%, 7/1/59  5,700 5,980
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (4) 1,505 1,505
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (4) 1,565 1,568
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (4) 625 629
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (4) 4,135 3,914
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (4) 4,860 4,165
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  1,340 1,349
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,928
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,565 4,344
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/35  3,000 3,377
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/48  2,000 2,065
Henrico County Economic Dev. Auth., Glenwood Farms Family,
VRDN, 3.20%, 12/1/45 (Tender 12/1/29)  7,000 7,033
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  4,950 5,031
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/47  1,150 1,153
Henrico County Economic Dev. Auth., Westminster Canterbury,
5.00%, 10/1/37  1,500 1,521
Henrico County Economic Dev. Auth., Westminster Canterbury,
Series A, 5.00%, 10/1/42  1,125 1,166

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Henrico County Economic Dev. Auth., Westminster Canterbury,
Series A, 5.00%, 10/1/47  2,120 2,132
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, Series A, 4.00%, 10/1/42  260 250
Henrico County Water & Sewer System Revenue, 3.00%,
5/1/49  9,000 6,957
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,465 4,425
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/53 (2) 5,105 5,306
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/50  1,910 1,560
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.75%, 12/1/53  855 930
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.875%, 12/1/58  2,700 2,944
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/41  3,060 2,754
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/47  6,700 5,479
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  1,550 1,553
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  450 431
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  3,120 2,753
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,280
Loudoun County, Series A, GO, 1.75%, 12/1/35  7,545 6,200
Loudoun County, Series A, GO, 5.00%, 12/1/42  5,000 5,426
Loudoun County Economic Dev. Auth., Series A, 3.00%,
12/1/35  1,000 949
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/39  2,125 2,163
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/40  2,040 2,079
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/42  1,690 1,697
Loudoun County Economic Dev. Auth., Series A, 4.00%,
10/1/52  14,415 13,433
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  20,600 6,572
Loudoun County Sanitation Auth., Water & Sewer System,
2.00%, 1/1/40  1,565 1,174
Loudoun County Sanitation Auth., Water & Sewer System,
3.00%, 1/1/42  4,140 3,666
Louisa IDA, Virginia Electric & Power Project, Series B,
VRDN,PCR, 3.125%, 11/1/35 (Tender 10/1/30)  2,750 2,742
Louisa IDA, Virginia Electric & Power Project, Series C,
VRDN,PCR, 3.80%, 11/1/35 (Tender 5/28/27)  4,250 4,282
Lynchburg Economic Dev. Auth., Series A, 5.25%, 1/1/46  3,500 3,740

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Lynchburg Economic Dev. Auth., Series A, 5.25%, 1/1/47  3,375 3,578
Lynchburg Economic Dev. Auth., Series A, 5.50%, 1/1/51  1,500 1,604
Lynchburg Economic Dev. Auth., Series A, 5.50%, 1/1/56  4,700 4,986
Lynchburg Economic Dev. Auth., Central Health, 3.00%, 1/1/51  9,250 6,624
Lynchburg Economic Dev. Auth., Central Health, 3.00%,
1/1/51 (7) 1,000 733
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 965
Lynchburg Economic Dev. Auth., Central Health, 4.00%,
1/1/47 (7) 2,200 1,994
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  7,770 6,621
Lynchburg Economic Dev. Auth., Central Health, 4.00%,
1/1/55 (7) 1,835 1,596
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  5,045 4,475
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 2.85%, 1/1/47 (Tender 8/18/26)  5,215 5,215
Madison County IDA, Woodberry Forest School, 3.00%,
10/1/50  10,000 7,255
Madison County IDA, Woodberry Forest School, Series A,
3.00%, 10/1/46  650 521
Manassas, GO, 2.00%, 1/1/38  1,490 1,187
Manassas, GO, 2.00%, 1/1/40  1,700 1,276
Mosaic Dist. CDA, Series A, 4.00%, 3/1/29  1,905 1,963
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33  425 437
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,769
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,037
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,598
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,646
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  7,510 7,516
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded
10/1/26) (8) 1,050 1,058
Norfolk, Series A, GO, 5.00%, 9/1/43  2,150 2,282
Norfolk, Series A, GO, 5.00%, 9/1/44  2,350 2,485
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded
10/1/26) (8) 2,300 2,318
Norfolk Airport Auth., Series B, 5.50%, 7/1/56 (1)(7) 5,530 5,818
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  4,850 4,431
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  2,600 2,730
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,645 2,647
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  555 555

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  2,505 2,514
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,190 4,196
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  5,115 4,881
Prince William County Service Auth., 5.00%, 7/15/42  500 556
Prince William County Service Auth., 5.00%, 7/15/43  500 552
Prince William County Service Auth., 5.00%, 7/15/44  750 821
Prince William County Service Auth., 5.00%, 7/15/45  500 543
Richmond, Series A, GO, 2.00%, 7/15/36  300 246
Richmond, Series A, GO, 4.00%, 9/1/42  2,685 2,719
Richmond, Series A, GO, 5.00%, 1/15/43  7,000 7,784
Richmond, Series C, GO, 3.50%, 3/1/49  6,080 5,118
Richmond Economic Dev. Auth., Diamond Dist. Project, 5.00%,
6/1/56  1,185 1,215
Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45  1,630 1,347
Richmond Public Utility Revenue, Series B, 5.00%, 1/15/51 (9) 3,500 3,688
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,438
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 2.80%,
7/1/52  1,480 1,480
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,905 8,547
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 2.625%, 11/1/50  800 524
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 3.00%, 11/1/46  4,115 3,216
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 4.00%, 12/1/31  725 728
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 5.00%, 12/1/39  2,100 2,167
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,204
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,122
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  2,040 2,132
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,710 2,712
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 670
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 350
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,001

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  10,000 8,391
Univ. of Virginia, Series A, 5.00%, 4/1/38  4,175 4,243
Univ. of Virginia, Series A, 5.00%, 4/1/39  2,600 2,641
Univ. of Virginia, Series A, 5.00%, 4/1/47  10,385 10,480
Univ. of Virginia, Series A-2, 3.57%, 4/1/45  7,195 6,679
Univ. of Virginia, Series B, 5.00%, 4/1/44  1,750 1,771
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,050
Upper Occoquan Sewage Auth., 4.00%, 7/1/41  1,600 1,623
Upper Occoquan Sewage Auth., 4.00%, 7/1/42  2,380 2,395
Upper Occoquan Sewage Auth., 4.00%, 7/1/43  2,000 2,006
Virginia, Series A, GO, 4.00%, 6/1/43  4,115 4,178
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 5,861
Virginia College Building Auth., Series A, 2.125%, 9/1/28  5,885 5,754
Virginia College Building Auth., Series A, 2.125%, 9/1/29  6,005 5,799
Virginia College Building Auth., Series A, 3.00%, 2/1/39  4,000 3,692
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,184
Virginia College Building Auth., Series B, 4.00%, 2/1/28
(Prerefunded 6/11/26) (8) 2,450 2,451
Virginia College Building Auth., Series D, 3.15%, 2/1/28
(Prerefunded 6/11/26) (8) 4,400 4,400
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/43  3,000 2,971
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  1,250 1,366
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  12,000 11,845
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/44  3,040 2,981
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/41  3,790 4,093
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/42  2,980 3,194
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/43  5,380 5,726
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/44  3,500 3,693
Virginia College Building Auth., University of Richmond, 5.00%,
3/1/40  1,200 1,357
Virginia College Building Auth., University of Richmond, 5.00%,
3/1/49  6,150 6,483
Virginia College Building Auth., University of Richmond, 5.00%,
3/1/54  13,400 13,975
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (10) 7,965 8,490

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,120 11,939
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,289
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  6,000 6,010
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,740
Virginia Commonwealth Univ. Health System Auth., Series A,
4.00%, 7/1/54 (7) 5,000 4,529
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 2.80%, 7/1/37  7,330 7,330
Virginia HDA, Series A, 3.65%, 3/1/43  330 313
Virginia HDA, Series A, 3.80%, 3/1/42  1,250 1,223
Virginia HDA, Series A, 4.45%, 9/1/45  3,000 3,006
Virginia HDA, Series B, 2.40%, 3/1/45  2,490 1,787
Virginia HDA, Series B, 3.05%, 5/1/39  495 465
Virginia HDA, Series C, 4.65%, 12/1/44  750 763
Virginia HDA, Series C, 4.70%, 7/1/43  2,785 2,848
Virginia HDA, Series C, 4.80%, 12/1/49  1,000 1,015
Virginia HDA, Series C, 4.85%, 12/1/54  2,500 2,521
Virginia HDA, Series C, 4.90%, 12/1/59  2,730 2,751
Virginia HDA, Series C, 5.05%, 7/1/50  4,190 4,300
Virginia HDA, Series D, 3.45%, 10/1/42  400 372
Virginia HDA, Series D, 4.50%, 8/1/43  2,760 2,815
Virginia HDA, Series E, 2.80%, 7/1/55  1,500 1,010
Virginia HDA, Series E, 3.00%, 10/1/29  550 550
Virginia HDA, Series E, 4.45%, 10/1/59  1,800 1,714
Virginia HDA, Series E, 4.50%, 10/1/40  790 805
Virginia HDA, Series E, 4.60%, 7/1/45  2,000 2,013
Virginia HDA, Series E, 4.85%, 10/1/45  4,505 4,613
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,117
Virginia HDA, Series E-1, 4.35%, 10/1/44  1,000 1,006
Virginia HDA, Series E-2, 4.40%, 10/1/44  1,605 1,608
Virginia HDA, Series E-2, 4.55%, 10/1/49  2,100 2,078
Virginia HDA, Series E-5, 4.625%, 7/1/50  2,500 2,464
Virginia HDA, Series E-5, 4.65%, 7/1/55  2,000 1,968
Virginia HDA, Series F, 4.75%, 11/1/38  1,185 1,229
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,113
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,096
Virginia HDA, Series F-1, 4.65%, 7/1/40  2,000 2,074
Virginia HDA, Series F-1, 4.95%, 7/1/45  1,100 1,134
Virginia HDA, Series F-2, 4.70%, 7/1/40  2,375 2,476
Virginia HDA, Series F-3, 4.60%, 7/1/40  1,500 1,553

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia HDA, Series F-3, 4.95%, 7/1/45  750 775
Virginia HDA, Series G, 4.90%, 11/1/42  750 782
Virginia HDA, Series G, 5.05%, 11/1/47  3,315 3,393
Virginia HDA, Series G, 5.25%, 11/1/57  5,135 5,267
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,655
Virginia HDA, Series G-2, 4.65%, 7/1/46  10,000 10,093
Virginia HDA, Series H, 4.15%, 12/1/39  1,115 1,119
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 721
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 3,213
Virginia HDA, Series K, 2.55%, 12/1/46  4,835 3,464
Virginia HDA, Commonwealth Mortgage Bonds, Series D,
4.50%, 7/1/45  3,000 2,962
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,547
Virginia HDA, Rental Housing, Series D, 3.90%, 10/1/48  7,010 6,411
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  6,635 6,639
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  15,640 16,610
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (8) 10 10
Virginia Public Building Auth., Series A, 4.00%, 8/1/39  2,030 2,065
Virginia Public Building Auth., Series A, 5.00%, 8/1/39  1,360 1,528
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  7,000 7,563
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 5,255 5,306
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (1) 5,770 5,808
Virginia Public Building Auth., Series C, 5.00%, 8/1/31 (1) 1,000 1,003
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,544
Virginia Resources Auth., Series A, 5.00%, 11/1/54  3,700 3,872
Virginia Resources Auth., Series B, 5.00%, 11/1/38  500 547
Virginia Resources Auth., Series B, 5.00%, 11/1/43  1,365 1,507
Virginia Resources Auth., Series B, 5.00%, 11/1/44  1,425 1,559
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 571
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,482
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,643
Virginia Resources Auth., Unrefunded Balance, Series B,
5.00%, 11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 6,550 6,646
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 10,875 10,667
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 6,900 6,705
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 6,495 6,405
Virginia Small Business Fin. Auth., 4.00%, 1/1/40 (1) 4,200 4,117
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,650 1,600
Virginia Small Business Fin. Auth., 4.00%, 1/1/42 (1) 650 622
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 17,845 15,955

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  3,745 3,186
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,621
Virginia Small Business Fin. Auth., Bon Secours Mercy Health
System, 5.00%, 10/1/42  1,220 1,289
Virginia Small Business Fin. Auth., Carilion Clinic, Series A,
VRDN, 2.90%, 7/1/42  5,600 5,600
Virginia Small Business Fin. Auth., Carilion Clinic, Series B,
VRDN, 2.80%, 7/1/42  1,000 1,000
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,891
Virginia Small Business Fin. Auth., I-495 HOT Lanes Project,
5.00%, 12/31/47 (1) 4,215 4,263
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/33 (1) 1,000 1,073
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 1,280 1,358
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 5,180 5,478
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,900 3,053
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 2,040 2,137
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 4.50%, 12/1/44  6,710 6,720
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.50%, 12/1/54  8,050 8,287
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/39  1,000 1,095
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/41  2,345 2,536
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/42  2,135 2,293
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/43  1,600 1,708
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/44  2,500 2,648
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/45  2,720 2,855
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 3.375%, 1/1/51  2,365 1,881
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,313
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,650 1,676
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/45  695 657

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  7,525 6,710
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 5.00%, 1/1/32  500 524
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/36 (1) 1,685 1,770
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
1/1/38 (1) 2,100 2,196
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/39 (1) 930 976
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/42 (1) 3,375 3,513
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 8,500 8,429
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  4,000 4,032
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 7,460 7,460
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 5,250 5,204
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 4,580 4,509
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 18,700 18,247
West Falls CDA, Series A, 5.375%, 9/1/52 (4) 7,435 7,582
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,555 3,292
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,560 3,714
Winchester Economic Dev. Auth., Series A, 5.00%, 1/1/41  1,500 1,616
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 250
Winchester Economic Dev. Auth., Valley Health System,
Series A, 5.00%, 1/1/43  500 532
1,199,865
Total Investments in Securities  99.1%
(Cost $1,481,190) $ 1,476,452
Other Assets Less Liabilities 0.9% 13,211
Net Assets 100.0% $ 1,489,663

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Incorporated
(3) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $25,436 and represents 1.7% of net assets.
(5) Non-income producing
(6) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(7) Insured by Build America Mutual Assurance Company
(8) Prerefunded date is used in determining portfolio maturity.
(9) When-issued security
(10) Insured by National Public Finance Guarantee Corporation
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free
Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Virginia Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F48-054Q1 05/26